Capital Stock	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Capital Stock

NOTE 11. CAPITAL STOCK

We have evaluated the conversion option for derivative accounting consideration under ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Stock and concluded that the conversion option meets the criteria for classification in stockholders’ equity. Therefore, derivative accounting is not applicable for the conversion option.

On March 16, 2015, we converted our charter from Texas to Delaware. In connection with the conversion we changed our authorized shares of preferred stock from 10,000,000 shares to 3,000,000 shares.

On the same date, we changed our authorized shares of common stock from 500,000,000 shares to 30,000,000 shares.

As of April 2015, the former controlling stockholder made $5,163 in capital contributions to the Company in accordance with the purchase and sale agreement for the sale of his controlling interest in the Company.

On June 17, 2015, we effected a 7:1 reverse split. On the same day, we amended our Certificate of Incorporation to authorize 12,000,000 shares of Class B common stock from the 30,000,000 shares of authorized common stock, reducing common stock authorized to 18,000,000 shares. Each share of Class B common stock is identical to our Class A common stock in liquidation, dividend and similar rights. Additionally, each share of Class B common stock has 10 votes for each share held, while our Class A common stock has one vote per share. The holders of record of the Class B common stock are entitled to elect two directors to our board of directors. Class A and Class B common shares are combined for purposes of computing earnings per share.

The financial statements for the year ended December 31, 2015 have been retroactively restated to reflect the reverse stock split.

On June 19, 2015, we issued 500,000 shares of Class B common stock at a price of $10 per share to each of our majority stockholders, resulting in gross proceeds to us of $10,000,000. In connection with the stock issue, we issued 50,000 warrants to each of its majority stockholders to purchase additional shares of our Class B common stock at a price of $10 per share. The warrants are exercisable at any time and expire on June 18, 2025.

As of December 31, 2015, we had issued 103,032 warrants for the purchase of Class B common stock at a price of $10 per share and 2,524 warrants for the purchase of Class B common stock at a price of $8 per share. None of the warrants have been exercised, forfeited, or have expired.

On July 22, 2015, the controlling stockholders, Boulderado Partners, LLC, which we refer to as “Boulderado,” and Magnolia Capital Fund, LP, which we refer to as “Magnolia,” purchased Class A common stock at $10 per share. Boulderado purchased 250,000 shares and Magnolia purchased 1,200,000 shares resulting in gross proceeds to us of $14,500,000. The proceeds were used to fund LMF our new subsidiary, in its purchase of outdoor advertising assets. Each holder of Class A common stock would be eligible to participate in an offering of Class A common stock, under a future rights offering.

On October 19, 2015, we changed the number of authorized shares of Class B common stock from 12,000,000 shares to 1,300,000 shares and authorized shares of Class A common stock from 18,000,000 shares to 28,700,000 shares.

As discussed in Note 10, on February 29, 2016, we issued 5,223 shares of Class A common stock to each of the two controlling stockholders at a price of $10.15 per share in exchange for the extinguishment of notes payable and accrued interest, totaling $106,028.

On March 11, 2016, we amended our certificate of incorporation to reduce authorized shares of Class A common stock from 18,000,000 to 11,000,000 shares; authorized shares of Class B common stock from 1,300,000 shares to 1,161,116 shares; and, preferred stock from 3,000,000 shares to 1,000,000 shares.

During the year ended December 31, 2016 we raised $41,761,318, in cash, from the issuance of our Class A common stock. The stock was issued at a price of $10.15 per share and represents the issuance of 4,114,415 shares. Of that amount, the controlling stockholders had purchased, for cash, 2,906,403 shares for a total cash consideration of $29,499,990. As a group, entities related to our officers and directors purchased 3,001,254 shares for a total cash consideration of $30,462,729.